Annual Total Returns [BarChart] - SFT Index 500 Fund - Class 2	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	1.59%
Annual Return 2012	15.42%
Annual Return 2013	31.71%
Annual Return 2014	13.13%
Annual Return 2015	0.93%
Annual Return 2016	11.44%
Annual Return 2017	21.23%
Annual Return 2018	(4.80%)
Annual Return 2019	30.88%
Annual Return 2020	17.91%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares. Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio.